Note 14 - Equity Incentive Plans (Detail) - Stock-based compensation cost is measured at the grant date on the basis of fair value of the award (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of Goods Sold [Member]
Allocated Stock Based Compensation	€ 46	€ 39	€ 66
Research and Development Expense [Member]
Allocated Stock Based Compensation	120	157	237
General and Administrative Expense [Member]
Allocated Stock Based Compensation	1,377	1,354	1,220
Selling and Marketing Expense [Member]
Allocated Stock Based Compensation	373	116
Total [Member]
Allocated Stock Based Compensation	€ 1,916	€ 1,666	€ 1,523